Description of Business	12 Months Ended
Dec. 31, 2023
Description of Business [Abstract]
Description of Business
1.	Description of Business

TH International Limited was incorporated in Cayman Islands in April 2018. Pursuant to a master development agreement between TH Hong Kong International limited (“THHK”), a subsidiary of TH International Limited , and Tim Hortons Restaurants International GmbH (“THRI”), effective from June 11, 2018, with initial contractual term of 20 years and THHK has the option to extend the initial term for 10 years, subject to achieving certain agreed-upon milestones of cumulative store opening target by the end of development year 10 and the end of development year 20, TH International Limited together with its subsidiaries (“the Company”) owns the exclusive franchise right authorized by THRI, and is authorized to develop and operate stores branded “Tim Hortons” throughout the People’s Republic of China (“PRC”), including Hong Kong and Macau. The master development agreement also sets out terms related to development obligations, services and related obligations, fees, system standards and manuals, insurance obligations, relationship of the parties and indemnification, inspections and assignments, termination, rights and obligations upon termination or expiration, and other general provisions. On August 13, 2021, the master development agreement was amended and restated to set out new terms related to (1) conditions at which the Company is allowed to incur indebtedness and usage of such proceeds; (2) THRI’s right to nominate one individual to the board of directors of TH International Limited; (3) THRI’s right to designate an observer to attend all meetings of the Company’s board of directors or any committee of the board of directors.

On March 30, 2023, the Company acquired the exclusive franchise right authorized by PLK APAC Pte. Ltd. (“PLK”) (Note 3) which is a subsidiary of the THRI, and is authorized to develop and operate stores branded “Popeyes” throughout the Chinese Mainland and Macau.

The first Tim Hortons store and Popeyes store in Chinese Mainland opened in February 2019 and August 2023, respectively. As of December 31, 2023, there were 912 Tim Hortons stores and 10 Popeyes in PRC, respectively, including 629 Company owned and operated stores and 291 franchised stores. Among the 629 Company owned and operated stores, 212 stores are in Shanghai, 83 stores in Beijing, 56 stores in Hangzhou, 29 stores in Shenzhen, 26 stores in Nanjing, 25 stores in Wuhan, 24 stores in Guangzhou and other 155 stores in Chengdu, Xi’an, Chongqing, Tianjin, Suzhou, Ningbo, Dalian, etc.